Non-controlling interest	9 Months Ended
May 31, 2024
Notes and other explanatory information [abstract]
Non-controlling interest

14.	Non-controlling interest

Summarized financial information for Buckreef is disclosed below:

	Three months ended May 31,		Nine months ended May 31,
Income Statement	2024	2023	2024	2023
Revenue	$9,938	$9,317	$27,325	$29,133
Depreciation	534	376	1,446	863
Accretion expense	146	101	443	472
Income tax expense	1,714	1,719	3,786	4,383
Comprehensive income for the period	2,184	1,979	6,113	8,638

Statement of Financial Position	May 31, 2024	August 31, 2023
Current assets	$10,441	$11,238
Non-current assets	73,702	64,762
Current liabilities	(15,741)	(12,113)
Non-current liabilities	(8,228)	(5,301)
Advances from parent, net	(31,404)	(36,049)

	Nine months ended May 31,
Statement of Cash Flows	2024	2023
Cash provided by operating activities	$13,178	$17,785
Cash used in investing activities	(8,760)	(15,170)
Cash used in financing activities	(4,807)	(1,128)